Virtus Global Equity Trend Fund
Virtus Global Equity Trend Fund

Virtus Global Equity Trend Fund,

each a series of Virtus Opportunities Trust

Supplement dated May 18, 2015 to the Summary and

Statutory Prospectuses dated January 28, 2015, as supplemented

Important Notice to Investors

Virtus Global Equity Trend Fund

In light of changes to the fund’s principal investment strategies that were effective on May 11, 2015, the fund expects to incur acquired fund fees and expenses at a lower level than previously disclosed. Accordingly, the “Annual Fund Operating Expenses” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following:

All other disclosure concerning the funds, including fees and expenses, remains unchanged from their prospectuses dated January 28, 2015, as supplemented May 11, 2015.

Investors should retain this supplement with the

Prospectuses for future reference.

Annual Fund Operating Expenses Virtus Global Equity Trend Fund		Class A	Class C		Class I
Management Fees	[1]	1.00%	1.00%		1.00%
Distribution and Servicing (12b-1) Fees		0.25%	1.00%	[2]	none
Other Expenses		0.30%	0.30%		0.30%
Acquired Fund Fees and Expenses	[3]	0.22%	0.22%		0.22%
Recapture of Previously Waived Expenses		0.01%	0.01%		0.01%
Total Annual Fund Operating Expenses	[4]	1.78%	2.53%		1.53%
Less Fee Waiver			(0.03%)	[2]
Net Expenses (as a percentage of Assets)	[4]	1.78%	2.50%		1.53%
[1]	Restated to reflect current management fee.
[2]	The fund's distributor has contractually agreed to waive its 12b-1 fees applicable to Class C Shares to the extent that the fund's investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the fund to exceed the limits set forth in applicable law or regulation.
[3]	Restated to estimate expenses expected to be incurred based on changes to principal investment strategies that were effective on May 11, 2015.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.

The “Example” table in the summary prospectus and in the summary section of the statutory prospectus is hereby replaced with the following. This table reflects the effect of the management fee reduction previously disclosed and the reduction to the fund’s expenses described above.

Expense Example Virtus Global Equity Trend Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	748	1,112	1,499	2,579
Class C	Sold	356	788	1,345	2,866
Class I	Sold or Held	159	493	850	1,856

Expense Example, No Redemption Virtus Global Equity Trend Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	748	1,112	1,499	2,579
Class C	Held	256	788	1,345	2,866
Class I	Sold or Held	159	493	850	1,856